Credit Losses (Tables)	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Schedule of allowance for credit losses
	June 30, 2026	December 31, 2025
	$ thousands	$ thousands

Balance, at beginning of period	14,060	13,796
Provision for expected credit losses	260	616
Recoveries collected	(581)	(118)
Amounts written off charged against the allowance and others	(113)	(234)

Balance, at end of period	13,626	14,060